Disclosure of detailed information about aging of trade receivables (Details) - CAD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	$ 11,900	$ 841
Less: Provision for doubtful accounts	(268)	(48)
Net trade receivables	11,632	793
0-60 days [Member]
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	11,748	353
61-120 days [Member]
Disclosure of detailed information about financial instruments [line items]
Gross trade receivables	$ 152	$ 488